Condensed Consolidated Balance Sheets (Parentheticals) 10-Q - A PARADISE ACQUISITION CORP.	Mar. 31, 2026 $ / shares shares
Convertible Preferred Stock, par value (in dollar per share) | $ / shares	$ 0.00001
Convertible Preferred Stock, shares authorized (in shares)	3,973,381
Convertible Preferred Stock, shares issued (in shares)	3,973,369
Convertible Preferred Stock, shares outstanding (in shares)	3,973,369
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Common stock, shares authorized (in shares)	16,615,864
Common stock, shares issued (in shares)	10,233,183
Common stock, shares outstanding (in shares)	10,233,183
A PARADISE ACQUISITION CORP.
Preferred shares, par value (in dollars per share) | $ / shares	$ 0
Preferred shares, shares authorized (in shares)	1,000,000
Preferred shares, shares issued (in shares)	0
Preferred shares, shares outstanding (in shares)	0
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Convertible Preferred Stock, par value (in dollar per share) | $ / shares	$ 0
Convertible Preferred Stock, shares authorized (in shares)	100,000,000
Convertible Preferred Stock, shares issued (in shares)	20,000,000
Convertible Preferred Stock, shares outstanding (in shares)	20,000,000
Ordinary shares subject to possible redemption (in dollars per share) | $ / shares	$ 10.26
Common stock, par value (in dollars per share) | $ / shares	$ 0
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	600,000
Common stock, shares outstanding (in shares)	600,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Common stock, par value (in dollars per share) | $ / shares	$ 0
Common stock, shares authorized (in shares)	50,000,000
Common stock, shares issued (in shares)	6,666,667
Common stock, shares outstanding (in shares)	6,666,667